Note 05 - Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Member] - EUR (€)
€ in Millions
		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total Fair Value [Domain Member]
Breakdown by financial assets/ liability category [Abstract]
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss		€ 2,962	€ 3,139	€ 2,332
Trading Fair Value [Member]
Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
FIC Sales & Trading		5,353	2,780	3,457
Other trading income (loss)		(2,608)	(827)	(1,360)
Total trading income (loss)		2,745	1,954	2,097
Non-Trading Fair Value [Member]
Breakdown by financial assets/ liability category [Abstract]
Debt securities	[1]	(43)	95	5
Equity securities	[1]	47	812	114
Loans and loan commitments		(5)	18	38
Deposits		14	2	9
Other non-trading finacial assets mandatory at fair value through profit and loss		(73)	180	203
Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss		(61)	1,106	276
Designated Fair Value [Member]
Breakdown by financial assets/ liability category [Abstract]
Loans and loan commitments		2	11	15
Deposits		4	5	1
Long-term debt		265	48	(71)
Other financial assets/liabilities designated at fair value through profit or loss		11	15	16
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss		€ 277	€ 79	€ (40)

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